Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Financial Instruments Text Block Abstract
Schedule of financial liabilities based on contractual undiscounted payments
	2022
$000	Less than 3 months	3 to 12 months	Total
Trade payables	1,230	3,732	4,962
Lease liabilities	32	98	130
Related party payables	-	-	-
Total	1,262	3,830	5,092
	2021
$000	Less than 3 months	3 to 12 months	Total
Trade payables	2,873	1,533	4,406
Related party payables	1,355	-	1,355
Total	4,228	1,533	5,761

Schedule of measurement of the financial instruments denominated in a foreign currency and affected equity and profit and loss by the amounts
	Profit or loss and equity
December 31, 2022	Strengthening	Weakening
USD (5% movement)	415	(415)